UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6382

        Nuveen Florida Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:         09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Quality Income Municipal Fund (NUF)
	September 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.5% (5.6% of Total Investments)
	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern
	University, Series 2004B:
$ 1,000	5.500%, 4/01/24	4/14 at 100.00	BBB	$1,057,230
500	5.625%, 4/01/34	4/14 at 100.00	BBB	527,350
4,965	Florida Board of Education, Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 – FGIC Insured	7/11 at 101.00	AAA	5,264,340
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	AAA	2,808,743
	University, Series 2004A, 5.000%, 7/01/14 – MBIA Insured
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	AAA	2,532,975
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
3,905	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/14 at 100.00	AAA	4,173,000
	Miami, Series 2004A, 5.000%, 4/01/20 – AMBAC Insured
2,275	University of Central Florida, Certificates of Participation, Athletic Association, Series	10/14 at 100.00	AAA	2,446,421
	2004A, 5.125%, 10/01/21 – FGIC Insured

17,570	Total Education and Civic Organizations			18,810,059

	Health Care – 16.9% (11.1% of Total Investments)
1,000	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	1,032,700
	Series 2005, 5.000%, 4/01/34
1,500	Citrus County Hospital Board, Florida, Revenue Refunding Bonds, Citrus Memorial Hospital,	8/13 at 100.00	Baa3	1,649,340
	Series 2002, 6.375%, 8/15/32
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	N/R	1,056,220
3,000	5.000%, 6/01/38	6/16 at 100.00	N/R	3,060,930
1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	A+	1,034,770
	Health System, Series 2005C, 5.000%, 11/15/31
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
500	5.250%, 10/01/28	10/13 at 100.00	A3	525,690
1,590	5.250%, 10/01/34	10/13 at 100.00	A3	1,668,085
1,180	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,248,133
	General Hospital, Series 2006, 5.250%, 10/01/41
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	2,120,080
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/11 at 101.00	AA	9,160,110
	Mayo Clinic, Series 2001A, 5.500%, 11/15/36
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	BBB+	3,560,786
	Series 2003, 5.000%, 7/01/12
825	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001,	1/11 at 101.00	A–	883,088
	6.000%, 1/15/31
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	A+	5,330,750
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18
4,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA–	4,959,295

35,150	Total Health Care			37,289,977

	Housing/Multifamily – 9.1% (6.0% of Total Investments)
	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing
	Revenue Refunding Bonds, Tamarac Pointe Apartments, Series 1996:
1,500	6.250%, 7/01/26	1/07 at 102.00	AAA	1,531,845
1,000	6.300%, 1/01/32	1/07 at 102.00	AAA	1,021,060
120	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	12/06 at 100.00	AA	122,620
	6.400%, 6/01/24
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/06 at 101.00	AAA	1,010,950
	6.150%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/10 at 102.00	Aaa	6,100,981
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/08 at 102.00	AA	3,205,060
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	3,828,706
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – FSA Insured (Alternative Minimum Tax)
3,240	Pinellas County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	1/08 at 100.00	AAA	3,285,846
	Bay Apartments, Series 1998A, 5.000%, 4/01/28 (Mandatory put 4/01/08) (Alternative Minimum Tax)

19,450	Total Housing/Multifamily			20,107,068

	Housing/Single Family – 0.6% (0.3% of Total Investments)
670	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	4/10 at 25.36	Aaa	139,796
	Series 2001C, 0.000%, 4/01/33 (Alternative Minimum Tax)
425	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 25.51	Aaa	91,486
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
295	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	311,532
	Series 1987G-1, 8.595%, 11/01/17
85	Lee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	3/07 at 105.00	Aaa	86,352
	Multi-County Program, Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative Minimum Tax)
30	Miami-Dade County Housing Authority, Florida, Home Owner Mortgage Revenue Bonds, Series	4/08 at 101.50	Aaa	30,695
	1999A-1, 5.550%, 10/01/19 (Alternative Minimum Tax)
670	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	10/06 at 102.00	AAA	683,541
	1996A, 6.300%, 4/01/28 (Alternative Minimum Tax)

2,175	Total Housing/Single Family			1,343,402

	Long-Term Care – 5.6% (3.7% of Total Investments)
7,285	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	10/09 at 101.00	A	7,626,084
	Series 1999, 5.750%, 10/01/18 – ACA Insured
1,750	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds,	11/06 at 102.00	BBB+	1,787,713
	Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,227,656
1,570	5.625%, 8/01/34	8/14 at 101.00	N/R	1,643,759

11,730	Total Long-Term Care			12,285,212

	Materials – 2.3% (1.5% of Total Investments)
4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,067,498
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)

	Tax Obligation/General – 9.3% (6.1% of Total Investments)
15,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	17,003,757
	Series 2002B, 5.000%, 6/01/20 – MBIA Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	AAA	3,440,718
	Bonds, Series 2004A, 5.000%, 6/01/22 – MBIA Insured

19,165	Total Tax Obligation/General			20,444,475

	Tax Obligation/Limited – 40.2% (26.4% of Total Investments)
1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%,	7/11 at 101.00	Aaa	1,051,420
	7/01/21 – AMBAC Insured
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	7/14 at 100.00	Aaa	1,113,521
	7/01/24 – AMBAC Insured
3,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	4,209,747
	7/01/20 – FSA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,595,025
	MBIA Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	AAA	1,371,360
	10/01/18 – MBIA Insured
2,810	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Drivers Series	7/13 at 101.00	AAA	3,440,199
	1445, 6.831%, 7/01/19 (IF)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – MBIA Insured	No Opt. Call	AAA	449,758
1,590	0.000%, 11/01/26 – MBIA Insured	No Opt. Call	AAA	655,478
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AAA	3,205,350
	5.000%, 8/01/23 – MBIA Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	1,500,242
	10/01/23 – AMBAC Insured
2,090	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,220,521
	10/01/22 – MBIA Insured
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	AAA	3,367,257
	MBIA Insured (Alternative Minimum Tax)
2,230	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,370,646
	2002, 5.000%, 10/01/21 – FGIC Insured
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AAA	2,986,005
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
1,000	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding Bonds, Series 2001,	No Opt. Call	AAA	1,123,740
	5.500%, 10/01/14 – FGIC Insured
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,267,386
1,340	5.000%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	1,419,797
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	AAA	1,551,541
1,220	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/19 –	10/14 at 100.00	Aaa	1,304,424
	FGIC Insured
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	5,503,874
	10/01/17 – AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 – RAAI Insured	5/12 at 102.00	AA	2,144,811
850	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	922,692
2,475	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/10 at 102.00	AA	2,703,492
	Improvement Development Unit 19, Series 2000, 6.100%, 8/01/21 – RAAI Insured
2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 –	1/07 at 100.00	AAA	2,004,060
	FGIC Insured
2,665	Orange County School Board, Florida, Certificates of Participation, Drivers Series 1446,	No Opt. Call	AAA	3,119,542
	6.834%, 8/01/30 (IF)
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aaa	2,586,668
	8/01/22 – AMBAC Insured
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	AAA	1,785,263
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AAA	3,623,176
1,000	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic	4/12 at 100.00	AAA	1,063,480
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002, 5.125%, 4/01/19 –
	AMBAC Insured
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,182,453
	8/01/21 – FSA Insured
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	1,590,165
	8/01/22 – FGIC Insured
2,355	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	2,519,379
	5.000%, 8/15/19 – FSA Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	1,444,784
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	AAA	5,288,500
	AMBAC Insured
11,815	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/14 –	10/12 at 100.00	AAA	12,905,170
	FSA Insured
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aaa	1,062,260
	12/01/24 – FSA Insured

83,680	Total Tax Obligation/Limited			88,653,186

	Transportation – 30.6% (20.1% of Total Investments)
2,225	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/21 –	10/11 at 101.00	AAA	2,350,134
	AMBAC Insured (Alternative Minimum Tax)
12,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 – MBIA Insured	10/06 at 102.00	AAA	12,257,400
	(Alternative Minimum Tax)
3,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1997,	10/07 at 101.00	AAA	3,570,665
	5.250%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,185,720
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
1,800	Jacksonville Port Authority, Florida, Port Facilities Revenue Bonds, Series 1996, 5.625%,	11/06 at 102.00	AAA	1,838,556
	11/01/18 – MBIA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,620,950
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	AAA	1,090,810
	AMBAC Insured
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
3,955	5.250%, 7/01/17 – FGIC Insured	7/14 at 100.00	AAA	4,331,279
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	AAA	2,183,280
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA	2,123,200
5,810	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	No Opt. Call	AAA	6,908,322
	6.878%, 7/01/31 – AMBAC Insured (IF)
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	Aaa	2,120,580
	2001, 5.000%, 7/01/21 – FGIC Insured
4,270	Miami-Dade County, Florida, Aviation Revenue Bonds, Drivers Series 1447, 6.852%, 10/01/38	No Opt. Call	AAA	4,759,171
	(Alternative Minimum Tax) (IF)
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/08 at 101.00	AAA	7,662,900
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/08 at 101.00	AAA	4,088,440
	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)
5,000	Tampa-Hillborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	5,479,000
	7/01/16 – AMBAC Insured

63,560	Total Transportation			67,570,407

	U.S. Guaranteed – 7.7% (5.0% of Total Investments) (4)
1,500	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AAA	1,707,390
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
2,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	A+ (4)	2,905,500
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
8,175	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A– (4)	9,017,107
	1/15/31 (Pre-refunded 1/15/11)
3,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A (4)	3,335,550
	Healthcare System, Series 2002, 5.750%, 12/01/32 (Pre-refunded 12/01/12)

15,275	Total U.S. Guaranteed			16,965,547

	Utilities – 13.1% (8.6% of Total Investments)
1,000	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Series	No Opt. Call	Aaa	1,065,730
	2006A, 5.000%, 10/01/11 – FSA Insured
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA	814,418
4,800	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,973,856
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
9,440	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	9,960,710
	2002-17, 5.000%, 10/01/15
3,290	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	3,538,296
	2001, 5.250%, 10/01/17
3,170	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	3,415,612
	2002C, 5.250%, 10/01/17
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	3,192,030
	FSA Insured
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	AAA	692,926
	10/01/25 – AMBAC Insured
1,170	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,249,080
	10/01/25 – AMBAC Insured

27,270	Total Utilities			28,902,658

	Water and Sewer – 8.6% (5.6% of Total Investments)
1,365	Florida Governmental Utility Authority, Utility System Revenue Bonds, Lehigh Project, Series	10/13 at 100.00	AAA	1,461,888
	2003, 5.000%, 10/01/20 – AMBAC Insured
4,000	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aaa	4,283,920
	5.000%, 10/01/20 – FSA Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	AAA	3,464,620
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AAA	5,451,288
3,000	5.000%, 10/01/23 – FGIC Insured	10/13 at 100.00	AAA	3,177,000
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AAA	1,123,490
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – MBIA Insured (Alternative Minimum Tax)

17,755	Total Water and Sewer			18,962,206

$ 317,380	Total Investments (cost $321,431,656) – 152.5%			336,401,695

	Other Assets Less Liabilities – 0.5%			1,200,339

	Preferred Shares, at Liquidation Value – (53.0)%			(117,000,000)

	Net Assets Applicable to Common Shares – 100%			$220,602,034

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $321,426,559.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$14,991,175
Depreciation	(16,039)

Net unrealized appreciation (depreciation) of investments	$14,975,136

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Quality Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         November 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        November 28, 2006

* Print the name and title of each signing officer under his or her signature.